Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Other comprehensive income for period, Before tax gains (losses)	$ 1,140	$ (6,038)
Other comprehensive income for period, Tax benefit (expense)	(92)	(64)
Beginning Balance, Net of Tax	(5,736)
Ending Balance, Net of Tax	(4,845)
Interest Rate Swap [Member]
Beginning Balance, Before tax gains (losses)	(6,947)	(8,830)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)	926	(6,252)
Reclassification of amortization of cash flow hedge to earnings, Before tax gains (losses)	214	214
Other comprehensive income for period, Before tax gains (losses)	1,140	(6,038)
Ending Balance, Before tax gains (losses)	(5,807)	(14,868)
Beginning Balance, Tax benefit (expense)	1,211	1,589
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)	0	0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	(92)	(64)
Other comprehensive income for period, Tax benefit (expense)	(92)	(64)
Ending Balance, Tax benefit (expense)	1,119	1,525
Beginning Balance, Net of Tax	(5,736)	(7,241)
Effective portion of unrealized loss on cash flow hedge, Net of tax	926	(6,252)
Reclassification of amortization of cash flow hedge to earnings, Net of tax	122	150
Other comprehensive income for period, Net of tax	1,048	(6,102)
Ending Balance, Net of Tax	(4,688)	(13,343)
Beginning Balance, Accumulated OCI	(5,736)	(7,241)
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI	926	(6,252)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI	122	150
Other comprehensive income for period, Accumulated OCI	1,048	(6,102)
Ending Balance, Accumulated OCI	$ (4,688)	$ (13,343)